Investments - Summary of Preliminary Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified			6 Months Ended	1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Teekay Offshore [Member]	Mar. 31, 2014 Teekay Offshore [Member] ALP Maritime Services B.V [Member]	Mar. 14, 2014 Teekay Offshore [Member] ALP Maritime Services B.V [Member]
ASSETS
Cash and cash equivalents					$ 294
Other current assets					404
Advances on newbuilding contracts					164
Other assets - long-term					395
Goodwill	168,572	166,539			2,032
Total assets acquired					3,289
LIABILITIES
Current liabilities					387
Other long-term liabilities	129,833	139,676			286
Total liabilities assumed					673
Net assets acquired					2,616
Consideration			$ 253,000	$ 2,616	$ 2,616